Trade receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 362,367	$ 145,024
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables	140,706	70,673
Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 221,661	$ 74,351